Franklin Templeton Group
                          777 Mariners Island Boulevard
                           San Mateo, California 94404


December 3, 1996

Filed Via EDGAR (CIK #0000856119)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:     FRANKLIN VALUE INVESTORS TRUST
             FILE NOS. 033-31326 and 811-5878

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 29, 1996.

Sincerely,

FRANKLIN VALUE INVESTORS TRUST


By  /s/ Larry L. Greene
    Senior Corporate Counsel

LLG:vs